Deferred Policy Acquisition Costs and Value of Business Acquired (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Policy Acquisition Costs And Value of Business Acquired (Textual) [Abstract]
Amortization of DAC related to unlocks	$ (50)	$ 135	$ (9)
Unamortized VOBA at interest rates minimum	4.50%
Unamortized VOBA at interest rates maximum	7.56%
Interest on unamortized VOBA in amortization expense	16	17	18
VOBA gross carrying amount	583	585
Accumulated amortization	$ 359	$ 347
The initial useful life related to the VOBA	28 years